Stock Compensation Plans And Other Employee Benefit Plans (Summary Of Plans' Restricted Share Award Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Outstanding, Beginning of the Period	299,040	208,430	262,997
Shares, Granted	98,394	149,656	28,550
Shares, Vested and issued	(56,641)	(58,411)	(81,492)
Shares, Forfeited	(4,084)	(635)	(1,625)
Shares, Outstanding, End of the Period	336,709	299,040	208,430
Shares, Vested, but not issuable	85,000	85,000
Weighted Average Grant-Date Fair Value, Beginning of the Period	$ 39.44	$ 43.24	$ 44.09
Weighted Average Grant-Date Fair Value, Granted	$ 32.85	$ 35.20	$ 24.22
Weighted Average Grant-Date Fair Value, Vested and issued	$ 35.17	$ 42.21	$ 39.84
Weighted Average Grant-Date Fair Value, Forfeited	$ 34.73	$ 34.74	$ 30.56
Weighted Average Grant-Date Fair Value, End of the Period	$ 38.29	$ 39.44	$ 43.24
Weighted Average Grant-Date Fair Value, Vested, but not issuable	$ 51.88	$ 51.88
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Granted	100,993
Shares, Net decrease due to estimated performance	(28,062)
Shares, Forfeited	(773)
Shares, Outstanding, End of the Period	72,158
Weighted Average Grant-Date Fair Value, Granted	$ 33.25
Weighted Average Grant-Date Fair Value, Net decrease due to estimated performance	$ 33.25
Weighted Average Grant-Date Fair Value, Forfeited	$ 33.28
Weighted Average Grant-Date Fair Value, End of the Period	$ 33.25